Net Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provisions	$ 19.7	$ 1.5
Net operating losses carry forward	10.7	14.8
Property, plant and equipment	0.0	3.0
Other	3.8	0.0
Gross deferred tax assets	34.2	19.3
Valuation allowance related to NOL	0.0	(0.9)
Net deferred tax asset	$ 34.2	$ 18.4